Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	$ 13,756	$ 21,598
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	312	418
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	3,908	3,285
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	182	184
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	114	142
Other receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	1,287	1,237
Derivatives [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	1,043	965
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	6,790	15,252
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	120	115
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	14,197	21,974
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	312	418
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	4,279	3,593
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	182	184
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	114	142
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	1,350	1,299
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	1,043	965
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	6,790	15,252
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	127	121
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	(440)	(376)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	(371)	(308)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	(63)	(62)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Financial assets, maximum exposure to credit risk	$ (6)	$ (6)